UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report: Hirtle Callaghan & Co. LLC.

Name:     Hirtle Callaghan & Co. LLC.
Address:  300 Barr Harbor Drive Suite 500
          West Conshohocken, PA 19428

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J Zion
Title:   Chief Operating Officer
Phone:   610 828-7200

Signature, Place, and Date of Signing:

  /s/ Robert J Zion          West Conshohocken, PA           April 19, 2013
  -----------------          ---------------------           ----------------
      [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  96
Form 13F Information Table Value Total:  $8,635
                                         ------
                                        (thousands)

List of Other Included Managers: None

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

13(f) SEC Compliance Report

Number of Securities               96
Value of Securities (x$1000)    $8,635

Batch Date:          March 31, 2013

------------------------------------------------------------------------------------------------------------------------------------
                                                Title of                      Value    # of Shares or   SH/   Investment    Voting
Name of Issuer                                   Class             CUSIP    (x$1000)   Principal Amt    PRN   Discretion  Authority
------------------------------------------------------------------------------------------------------------------------------------
3M CO                                            Common Stock     88579Y101      $141        1,330      SH       SOLE        NONE
ABBOTT LABS                                      Common Stock     002824100      $116        3,282      SH       SOLE        NONE
ABBVIE INC                                       Common Stock     00287Y109      $134        3,282      SH       SOLE        NONE
ADELPHIA COMMUNICATIONS CORP                     Common Stock     006848105        $0        2,035      SH       SOLE        NONE
ALTRIA GROUP INC                                 Common Stock     02209S103       $26          750      SH       SOLE        NONE
AMERICAN ENTERPRISE SOLUTIONS INC                Common Stock     025654104        $0        7,396      SH       SOLE        NONE
APPLE INC                                        Common Stock     037833100      $133          300      SH       SOLE        NONE
ARTIC ACQUISITION CORP                           Common Stock     039990858        $0          375      SH       SOLE        NONE
AT & T INC                                       Common Stock     00206R102       $71        1,922      SH       SOLE        NONE
AUTOMATIC DATA PROCESSING INC                    Common Stock     053015103      $371        5,670      SH       SOLE        NONE
BALLY TECHNOLOGIES INC                           Common Stock     05874B107       $52        1,010      SH       SOLE        NONE
BERKSHIRE HATHAWAY INC                           Common Stock     084670108    $1,563           10      SH       SOLE        NONE
BLUE MOUNTAIN BIOTECHNOLOGY INC                  Common Stock     095992962        $0        2,113      SH       SOLE        NONE
BP PLC                                           Common Stock     055622104        $5          108      SH       SOLE        NONE
BRISTOL BAY SCIENCES INC                         Common Stock     109990515        $0           63      SH       SOLE        NONE
BROADRIDGE FINANCIAL SOLUTIONS INC               Common Stock     11133T103       $52        2,086      SH       SOLE        NONE
CALCOL INC                                       Common Stock     128699105        $4      236,000      SH       SOLE        NONE
CARNIVAL CORP COM                                Common Stock     143658300        $3          100      SH       SOLE        NONE
CBRE GROUP INC                                   Common Stock     12504L109      $365       14,475      SH       SOLE        NONE
CHEVRON CORP                                     Common Stock     166764100      $127        1,070      SH       SOLE        NONE
CHINA HOUSING & LAND DEVELOPMENT                 Common Stock     16939V103        $8        5,000      SH       SOLE        NONE
CHITINA SCIENCES INC                             Common Stock     170991905        $0           63      SH       SOLE        NONE
COCA COLA CO                                     Common Stock     191216100      $321        7,878      SH       SOLE        NONE
COMMERCE UNION BANCSHARES INC                    Common Stock     200828101      $291       31,500      SH       SOLE        NONE
COMMUNITY HEALTH SYS INC NEW                     Common Stock     203668108      $111        2,336      SH       SOLE        NONE
CONTINUITYX SOLUTIONS INC                        Common Stock     21217T101        $2       75,000      SH       SOLE        NONE
CORDOVA SCIENCES INC                             Common Stock     218990786        $0           63      SH       SOLE        NONE
CORONADO BIOSCIENCES INC                         Common Stock     21976U109       $20        2,063      SH       SOLE        NONE
CRH PLC                                          Common Stock     G25508105      $182        8,316      SH       SOLE        NONE
CYTRX CORP                                       Common Stock     232828509        $1          256      SH       SOLE        NONE
DENALI SCIENCES INC                              Common Stock     24899T944        $0           63      SH       SOLE        NONE
DISCOVERY LABORATORIES INC                       Common Stock     254668403        $1          226      SH       SOLE        NONE
ENRON CORP                                       Common Stock     293561106        $0          170      SH       SOLE        NONE
EXPRESS SCRIPTS HLDG CO                          Common Stock     30219G108       $41          711      SH       SOLE        NONE
EXXON MOBIL CORP                                 Common Stock     30231G102      $186        2,061      SH       SOLE        NONE
FACEBOOK INC A                                   Common Stock     30303M102      $115        4,500      SH       SOLE        NONE
FLORIDA ST BRD ED CAP OUTLAY PUB ED             Muncipal Bond     341426NA8       $31       30,000     PRN       SOLE        NONE
FRAC CUSIP 449518307 IFX CORP                    Common Stock     EEK518301        $0       33,000      SH       SOLE        NONE
GENERAL ELEC CO                                  Common Stock     369604103      $385       16,671      SH       SOLE        NONE
GENESIS DIRECT INC                               Common Stock     371935107        $0       12,083      SH       SOLE        NONE
HEALTHSTREAM INC                                 Common Stock     42222N103       $37        1,628      SH       SOLE        NONE
HEALTHWATCH INC                                  Common Stock     422214809        $0       12,868      SH       SOLE        NONE
HEINZ H J CO                                     Common Stock     423074103      $134        1,846      SH       SOLE        NONE
HEWLETT PACKARD CO                               Common Stock     428236103       $17          707      SH       SOLE        NONE
HOME DEPOT INC COM                               Common Stock     437076102       $17          250      SH       SOLE        NONE
IFX CORP                                         Common Stock     449518307        $0            3      SH       SOLE        NONE
INNOVIVE PHARMACEUTICALS INC                     Common Stock     45774F915        $0          916      SH       SOLE        NONE
INTEL CORP                                       Common Stock     458140100       $24        1,085      SH       SOLE        NONE
INTERNATIONAL BUSINESS MACHS CORP                Common Stock     459200101      $243        1,138      SH       SOLE        NONE
ISRAEL ST                                                         46513F3U1        $5        5,000     PRN       SOLE        NONE
JOHNSON & JOHNSON                                Common Stock     478160104      $349        4,283      SH       SOLE        NONE
KANAI SCIENCES INC                               Common Stock     483997912        $0           63      SH       SOLE        NONE
KODIAK SCIENCES INC                              Common Stock     50099C951        $0           63      SH       SOLE        NONE
KRAFT FOODS GROUP INC                            Common Stock     50076Q106        $9          173      SH       SOLE        NONE
LANTIBIO INC                                     Common Stock     516990082        $0        3,463      SH       SOLE        NONE
LILLY ELI & CO                                   Common Stock     532457108       $64        1,135      SH       SOLE        NONE
MANHATTAN PHARMACEUTICALS INC                    Common Stock     563118207        $1        5,366      SH       SOLE        NONE
MERCK & CO INC                                   Common Stock     58933Y105       $54        1,200      SH       SOLE        NONE
MIAMI DADE CNTY FLA SCH DIST RFDG FSA                             59333RAS3       $51       50,000     PRN       SOLE        NONE
MICROSOFT CORP                                   Common Stock     594918104      $402       14,052      SH       SOLE        NONE
MONDELEZ INTERNATIONAL INC                       Common Stock     609207105       $16          519      SH       SOLE        NONE
NORTON SOUND ACQUISITION CORP                    Common Stock     668993900        $0          375      SH       SOLE        NONE
PACCAR INC                                       Common Stock     693718108       $12          234      SH       SOLE        NONE
PEPSICO INC                                      Common Stock     713448108      $183        2,300      SH       SOLE        NONE
PFIZER INC                                       Common Stock     717081103      $366       12,666      SH       SOLE        NONE
PHILIP MORRIS INTL INC                           Common Stock     718172109       $70          750      SH       SOLE        NONE
PPG INDS INC                                     Common Stock     693506107      $164        1,224      SH       SOLE        NONE
PRAXAIR INC                                      Common Stock     74005P104       $56          500      SH       SOLE        NONE
PROCTER & GAMBLE CO                              Common Stock     742718109      $440        5,707      SH       SOLE        NONE
PROMEDCO MGMT CO                                 Common Stock     74342L105        $0        2,172      SH       SOLE        NONE
PRUDENTIAL BACHE ENERGY GROWTH FD L P            Common Stock     74429T203        $0            5      SH       SOLE        NONE
PVF CAPITAL CORP                                 Common Stock     693654105        $1          200      SH       SOLE        NONE
PYXIS PHARMACEUTICALS INC                        Common Stock     69499G990        $0        2,000      SH       SOLE        NONE
RENT A CTR INC NEW                               Common Stock     76009N100      $297        8,035      SH       SOLE        NONE
SCIENT INC                                       Common Stock     808649305        $0          500      SH       SOLE        NONE
SEWARD SCIENCES INC                              Common Stock     818997967        $0           63      SH       SOLE        NONE
SHELBY CNTY TENN HEALTH EDL & HSG FACS          Muncipal Bond     821697KU2       $49       50,000     PRN       SOLE        NONE
SITKA SCIENCES INC                               Common Stock     68199K939        $0           63      SH       SOLE        NONE
SULLIVAN CNTY TENN HEALTH EDL & HSG FACS        Muncipal Bond     865293AF1      $107      100,000     PRN       SOLE        NONE
SYMANTEC CORP                                    Common Stock     871503108        $9          350      SH       SOLE        NONE
SYNOVUS FINL CORP                                Common Stock     87161C105        $3          907      SH       SOLE        NONE
TELSCAPE INTL INC NEW                            Common Stock     87971Q104        $0          670      SH       SOLE        NONE
TRACON PHARMACEUTICALS                           Common Stock     ACI00RBQ6        $0           55      SH       SOLE        NONE
UNION PAC CORP                                   Common Stock     907818108       $57          400      SH       SOLE        NONE
UNISYS CORP                                      Common Stock     909214306        $0           10      SH       SOLE        NONE
UNITED AMERS BANKSHARES INC                      Common Stock     909335101       $45        4,500      SH       SOLE        NONE
UNITED STATES NATURAL GAS FUND LP                Common Stock     912318201       $33        1,500      SH       SOLE        NONE
VENTRUS BIOSCIENCES INC                          Common Stock     922822101        $0          166      SH       SOLE        NONE
VERIZON COMMUNICATIONS                           Common Stock     92343V104       $27          545      SH       SOLE        NONE
VERSO TECHNOLOGIES INC                           Common Stock     925317208        $0          800      SH       SOLE        NONE
VIOQUEST PHARMACEUTICALS INC                     Common Stock     927625202        $0          576      SH       SOLE        NONE
WAL MART STORES INC                              Common Stock     931142103      $414        5,500      SH       SOLE        NONE
WAL-MART DE MEXICO S A DE C V                    Common Stock     93114W107       $15          444      SH       SOLE        NONE
WELLS FARGO & CO NEW                             Common Stock     949746101        $4           99      SH       SOLE        NONE
WELLS FARGO & CO NEW                             Common Stock     949746887        $0            1      SH       SOLE        NONE
ZIOPHARM ONCOLOGY INC                            Common Stock     98973P101        $2        1,252      SH       SOLE        NONE